UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

SEMI-ANNUAL REPORT

September 30, 2005 (Unaudited)

THE ADIRONDACK SMALL CAP FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	THE ADIRONDACK SMALL CAP FUND

Schedule of Investments
September 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Total Net Assets

Biotechnology Research & Production
17,936	Trinity Biotech Plc ADS*	$ 132,726	1.95%

Communications Technology
1,900	ADC Telecommunicatins, Inc. New *	43,434	0.64%

Computer Services Software & System
2400	Avid Technology, Inc.*	99,360
14,200	Indus International, Inc.*	37,914
14,330	Keynote Systems, Inc.*	186,003
14,000	Lawson Software, Inc.*	97,160
16,000	Skillsoft Plc ADS*	73,280
		493,717	7.24%

Computer Technology
18,804	Entrust Technologies, Inc.*	105,302
10,000	Perot Systems Corp. *	141,500
		246,802	3.62%

Consumer Products
10,000	Playtex Products, Inc.*	110,000
1,800	Snap on, Inc.	65,016
		175,016	2.57%

Container & Package-Metal & Glass
9,000	Crown Holdings, Inc.*	143,460	2.10%

Drugs & Pharmaceuticals
9,000	King Pharmaceuticals *	138,420	2.03%

Electrical & Electronics
10,500	TTM Technologies, Inc. *	75,075	1.10%

Electronics-Medical Systems
10,000	Cardiac Science Corporation *	107,200	1.57%

Energy Equipment
18,000	Global Power Equipment Group *	128,340	1.88%

Energy & Contracting Services
1,800	Quanta Services, Inc. *	22,968	0.34%

Entertainment
3,500	Dreamworks Animation *	96,810	1.42%

* Non-income producing.
The accompanying notes are an integral part of the financial statements.

Financial Miscellaneous
7,900	Medallion Financial Corp.	$ 78,289	1.15%

Financial Data Process Services
1,400	Carreker Corporation*	9,884
14,182	eSpeed, Inc.*	107,500
		117,384	1.72%

Foods
13,500	Cal-Maine Foods, Inc.	85,050
11,000	Del Monte Foods *	118,030
		203,080	2.98%

Funeral Parlors & Cemetery
8,410	Alderwoods Group, Inc.*	137,756	2.02%

Insurance-Life
8,000	The Phoenix Companies, Inc.	97,600	1.43%

Insurance-Multi-Line
5,000	CNA Surety Corp.*	71,100
19,000	Quotesmith.com, Inc.*	65,550
		136,650	2.00%

Insurance-Property-Casualty
18,000	Penn Treaty American Corp.*	162,540	2.38%

Internet Software & Services
15,402	24/7 Real Media, Inc.*	108,430	1.59%

Leisure Time
9,000	Callaway Golf Corp.	135,810	1.99%

Medical & Dental Instruments & Supply
10,423	Vascular Solutions, Inc.*	103,084	1.51%

Office Furniture & Business Equipment
600	Presstek, Inc.*	7,788	0.11%

Orthopedic, Prosthetic, & Surgical
12,000	Encore Medical *	56,400	0.83%

Paints & Coatings
8,000	Ferro Corp.	146,560	2.15%

* Non-income producing.
The accompanying notes are an integral part of the financial statements.

Plastics
6,291	Summa Industries	$ 47,497	0.70%

Production Technical Equipment
7,000	Electro Scientific Industries, Inc.*	156,520	2.30%

Securities Brokers & Services
12,000	Knight Capital Group	99,720	1.46%

Semiconductors-Integrated Curcuits
5,000	Agere Systems *	52,050	0.76%

Services- Commercial
4,800	Clark, Inc.	80,784
12,000	Lightbrige, Inc.*	96,960
		177,744	2.61%

Textiles Apparel Manufacturers
500	Tommy Hilfiger *	8,675	0.13%

Tires & Rubber
3,000	Bandag, Inc.	128,580	1.89%

Utilities-Gas Distribution
18,000	Semco Energy, Inc.*	118,620	1.74%

Utilities-Gas Pipelines
22,000	Dynegy *	103,620	1.52%

TOTAL COMMON STOCKS
	(Cost $4,058,354)	4,188,365	61.43%

Cash and Equivalents
2,561,774	First American Treasury Fund Class A 3.04% (a)	2,561,774	37.57%

TOTAL INVESTMENTS
	(Cost $6,620,128)	6,750,139	99.00%

	Other Assets Less Liabilities	67,991	1.00%

	TOTAL NET ASSETS	$ 6,818,130	100.00%

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the yield at September 30, 2005.
The accompanying notes are an integral part of the financial statements.

THE ADIRONDACK SMALL CAP FUND

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 6,750,139
(Cost $6,620,128)
Cash	1,025,351
Dividends Receivable	225
Interest Receivable	2,672
Prepaid Expenses	1,087
Receivable from Advisor	5,400
Receivable for Securities Sold	3,545
Total Assets	7,788,419
Liabilities:
Accrued Expenses	7,540
Payable for Securities Purchased	962,749
Total Liabilities	970,289
Net Assets	$ 6,818,130

Net Assets Consist of:
Paid In Capital	$6,682,456
Accumulated Undistributed Net Investment Loss	(1,671)
Realized Gain (Loss) on Investments - Net	7,334
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Cost - Net	130,011
Net Assets, for 605,672, Shares Outstanding (Shares Authorized: Unlimited)	$ 6,818,130

Net Asset Value and Redemption Price
Per Share ($6,818,130/605,672 shares)	$ 11.26

The accompanying notes are an integral part of the financial statements.

THE ADIRONDACK SMALL CAP FUND

Statement of Operations
For the Period April 6, 2005 (commencement of investment operations)
through September 30, 2005 (Unaudited)

Investment Income:
Dividends	$ 1,269
Interest	3,673
Total Investment Income	4,942
Expenses:
Advisory Fees	4,862
Custodian	2,464
Transfer Agent	6,013
Auditing	6,500
Legal	6,999
Insurance	975
Printing & Mailing	441
Registration	1,450
Directors	900
Miscellaneous	157
Total Expenses	30,761
Fees Reimbursed	(19,286)
Fees Waived	(4,862)
Net Expenses	6,613

Net Investment Income (Loss)	(1,671)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	7,334
Unrealized Appreciation (Depreciation) on Investments	130,011
Net Realized and Unrealized Gain (Loss) on Investments	137,345

Net Increase (Decrease) in Net Assets from Operations	$135,674

The accompanying notes are an integral part of the financial statements.

THE ADIRONDACK SMALL CAP FUND

Statements of Changes in Net Assets
For the Period April 6, 2005 (commencement of investment operations)
through September 30, 2005 (Unaudited)

From Operations:
Net Investment Income (Loss)	$ (1,671)
Net Realized Gain (Loss) on Investments	7,334
Net Unrealized Appreciation (Depreciation)	130,011
Increase (Decrease) in Net Assets from Operations	135,674
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	6,551,856
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase (Decrease) from Shareholder Activity	6,551,856

Net Increase (Decrease) in Net Assets	6,687,530

Net Assets at Beginning of Period	130,600
Net Assets at End of Period	$ 6,818,130

The accompanying notes are an integral part of the financial statements.

THE ADIRONDACK SMALL CAP FUND

Financial Highlights
For the Period April 6, 2005 (commencement of investment operations)
through September 30, 2005 (Unaudited)
Selected data for a share outstanding throughout the period:

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (Loss) *	(0.02)
Net Gains or Losses on Securities
(realized and unrealized)	1.28
Total from Investment Operations	1.26

Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value - End of Period	$ 11.26

Total Return	12.60%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	6,818

Before Waivers
Ratio of Expenses to Average Net Assets	7.92%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(6.64)%	***

After Waivers
Ratio of Expenses to Average Net Assets	1.70%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43)%	***

Portfolio Turnover Rate	16.77%	***

* Amount calculated based on average shares outstanding throughout the year.
** Not Annualized
*** Annualized

The accompanying notes are an integral part of the financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of undervalued equity securities of small capitalization companies.   The Fund’s investment adviser is Adirondack Research & Management, Inc. (the “Advisor”).

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder, Louis Morizio and Matthew Reiner, each Trustee and, or an officer of the Fund, are the shareholders of the Advisor.  Under the Agreement the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor has agreed to waive its management fee and/or reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.70% through the end of the Fund’s first fiscal year.  This waiver and reimbursement should it be needed, will remain in place for the first three fiscal years from April 6, 2005. The Advisor’s obligation to reimburse expenses excludes brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses.  Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

Note 4. Organizational Expenses

The Advisor has agreed to pay all initial organizational expenses of the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $6,682,456 as of September 30, 2005.  Transactions in capital for the period ended September 30, 2005 were as follows:

For the Period Ending September 30, 2005

	Shares	Amount
Shares sold	605,672	$6,551,856
Shares redeemed	-	-
	605,672	$6,551,856

Note 6. Investment Transactions

For the time period from April 6, 2005 (commencement of investment operations) through September 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,134,666 and $83,646 respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at September 30, 2005 was $6,620,128.

At September 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$160,748	($30,737)	$130,011

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2005, Charles Schwab & Co. for the benefit of its customers owned over 87% of the Fund.  The Schwab account is an omnibus account for the benefit of individual investors.  A majority of this account (87% of the Fund) is owned by clients of the Center for Financial Planning (“CFP”), a registered investment advisor.  CFP has discretionary authority over its clients assets and therefore, CFP may deem to beneficially own the shares of the Fund and indirectly control the Fund.  Louis Morizio, a Trustee of the Fund, owns CFP and therefore may indirectly control the Fund.

THE ADIRONDACK SMALL CAP FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Adirondack Small Cap Fund, you may incur two types of costs: (1) a potential transaction cost for redemptions within 30 days of their purchase and (2) ongoing cost, including management fees, custody fees, transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 6, 2005 (date of commencement of investment operations) through September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on any redemptions of shares within 30 days of their purchase.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included where applicable, your costs may have been higher.

 The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Adirondack Fund

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	April 6, 2005
	April 6, 2005	September 30, 2005	to September 30, 2005

Actual	$1,000.00	$1,126.00	$8.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.09	$8.36

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the one half year period).

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2005 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2005 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Norman Joseph Plourde 26 Vly Road Albany, New York 12205 Year of Birth: 1963	Trustee	Since March 2005	1

Treasurer and owner, Ideal Wood Products since October 2001; General Manager of Operations, Universal Forest Products since October 2001; General Manager and treasurer, P&R Truss Co. from June 1985 through October 2001

Kevin Gallagher 100 Ford Rd. Denville, New Jersey 07834 Year of Birth: 1964	Trustee	Since March 2005	1	Vice President of Business Development, Panurgy NY Metro, LLC since February 2004; Director of Sales, Coca-Cola Enterprises from December 1988 through February 2004
Wade Coton 26 Vly Road Albany, New York 12205 Year of Birth: 1968	Trustee	Since March 2005	1	Home Builder and Developer, Richard H. List, Inc. since January 1995.

#

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2005 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregory A. Roeder 26 Vly Road Albany, New York 12205 Year of Birth: 1963	President and Chief Compliance Officer	Since March 2005	1	Principal, Adirondack Research & Management, Inc. from 2003 to the present; Portfolio Manager/Analyst, Eddy & Wakefield from 2000 to 2003; Analyst, CL King & Associates from 1997 to 2000
Louis Morizio 26 Vly Road Albany, New York 12205 Year of Birth: 1959	Trustee; Secretary	Since March 2005; Since December 2004	1	Registered Investment Adviser, Center for Financial Planning since December 1994
Matthew Reiner 26 Vly Road Albany, New York 12205 Year of Birth: 1965	Treasurer and Principal Financial Officer	Since March 2005	1

Vice President of Research, Paradigm Capital Management form 2000 to 2005; Senior Analyst ad Portfolio Manager, Paradigm Capital Management from 1998 to 2005; Equity Analyst, CL King & Associates from 1996 to 1998; Research Associate, CL King & Associates from 1994 to 1996.

Board of Trustees

Wade Coton

Kevin Gallagher

Louis Morizio

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

26 Vly Road

Albany, NY  12205

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH  44141

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

Independent Auditors

Sanville & Company

Certified Public Accountants

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of The Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 22, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 7, 2005

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date December 7, 2005

* Print the name and title of each signing officer under his or her signature.